Acquisition of Zuplenz	12 Months Ended
Dec. 31, 2017
Acquisition Of Zuplenz
Acquisition of Zuplenz

12	Acquisition of Zuplenz®

On 24 December 2015, the Group acquired US sales and marketing rights to the product Zuplenz®, an FDA-approved, marketed anti-emetic oral soluble film used in adult patients for the prevention of highly and moderately emetogenic chemotherapy-induced nausea and vomiting, radiotherapy-induced nausea and vomiting and post-operative nausea and vomiting. This acquisition was deemed to be a business combination following a review of the inputs, processes and potential for a market participant to generate outputs using the assets and agreements acquired.

The goodwill recognised will not attract a tax deduction.

Fair value
£’000
Identifiable intangible assets:
Product and marketing rights	2,512
Stock	231

Total net assets	(2,743)

Cash consideration	2,528
Contingent consideration*	50

Total consideration	2,578

Gain from bargain purchase on acquisition	(165)

*	The contingent consideration relates to various milestone payments which are dependent on the quarterly sales achieved in calendar years 2016 and 2017 and annual sales from 2018 to 2022 exceeding specified sales targets. The maximum amount payable was $26.0m however, the 2016 and 2017 sales targets were not achieved and management does not consider it likely that the 2018 to 2022 sales targets will be achieved either.

No revenue or costs were contributed by Zuplenz® in 2015. Acquisition related costs of £218k were incurred in relation to this acquisition and are included within administrative expenses within the consolidated statement of comprehensive income for 2015.

The gain from the bargain purchase of £165k was included within administrative costs in 2015 in the consolidated statement of comprehensive income. It arose due to the seller of Zuplenz® seeking to conclude the transaction as quickly as possible.

We are unable to quantity the impact on the 2015 group revenue and group loss had the acquisition occurred on 1 January 2015 due to the seller of the product not providing separable accounting records.

The net cash outflow in the year in respect of the business acquisition comprised:
£’000

Cash paid on completion	2,528